Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares Previously Reported		Ordinary shares		Subscription receivable Previously Reported		Subscription receivable		Additional paid-in capital Previously Reported		Additional paid-in capital		Accumulated deficit Previously Reported		Accumulated deficit		Accumulated other comprehensive income/(loss) Previously Reported		Accumulated other comprehensive income/(loss)		Total attributable to the shareholders of the Company Previously Reported		Total attributable to the shareholders of the Company		Non- controlling interests Previously Reported		Non- controlling interests		Previously Reported		Total
Balance at Dec. 31, 2021	[1]											$ 263,421				$ (1,050,211)				$ 10,852				$ (775,938)				$ (138,972)				$ (914,910)
Balance (in Shares) at Dec. 31, 2021	[1]			50,747
Net income (loss)																458,667								458,667				(322,820)				135,847	[2]
Foreign currency translation adjustment																				(1,282)				(1,282)				(638)				(1,920)
Capital injection by directors												240,000												240,000								240,000
Issuance of shares								(319,872)				961,538												641,666								641,666
Balance at Dec. 31, 2022	[1]							(319,872)				1,464,959				(591,544)				9,570				563,113				(462,430)				100,683
Balance (in Shares) at Dec. 31, 2022	[1]			50,747
Net income (loss)																130,193								130,193				(21,775)				108,418	[2]
Foreign currency translation adjustment																				(16,858)				(16,858)				(5,846)				(22,704)
Settlement of subscription receivable								192,308																192,308								192,308
Issuance of shares												2,866,856												2,866,856								2,866,856
Balance at Dec. 31, 2023			[3]			$ (127,564)	[3]	(127,564)	[1]	$ 4,331,815	[3]	4,331,815	[1]	$ (461,351)	[3]	(461,351)	[1]	$ (7,288)	[3]	(7,288)	[1]	$ 3,735,612	[3]	3,735,612	[1]	$ (490,051)	[3]	(490,051)	[1]	$ 3,245,561	[3]	3,245,561	[4]
Balance (in Shares) at Dec. 31, 2023		677	[3]	50,747	[1]
Net income (loss)														(416,400)								(416,400)				(1,723)				(418,123)		(418,123)
Foreign currency translation adjustment																		10,658				10,658				3,221				13,879		13,879
Reverse Capitalization										(6,028,690)												(6,028,690)								(6,028,690)
Settlement of subscription receivable						127,564																127,564								127,564
Balance at Sep. 30, 2024	[3]									(1,696,875)				(877,751)				3,370				(2,571,256)				(488,553)				(3,059,809)
Balance (in Shares) at Sep. 30, 2024	[3]	677
Balance at Dec. 31, 2023			[3]			(127,564)	[3]	(127,564)	[1]	4,331,815	[3]	4,331,815	[1]	(461,351)	[3]	(461,351)	[1]	(7,288)	[3]	(7,288)	[1]	3,735,612	[3]	3,735,612	[1]	(490,051)	[3]	(490,051)	[1]	3,245,561	[3]	3,245,561	[4]
Balance (in Shares) at Dec. 31, 2023		677	[3]	50,747	[1]
Net income (loss)																(524,643)								(524,643)				50,542				(474,101)
Foreign currency translation adjustment																				26,163				26,163				6,366				32,529
Issuance of shares under conversion																																2,650,000
Reverse Capitalization												(6,028,690)												(6,028,690)								(6,028,690)
Settlement of subscription receivable								127,564																127,564								127,564
Remeasurement of share based compensation												(2,766,856)												(2,766,856)								(2,766,856)
Issuance of shares under ELOC/Note Conversion arrangement								(204,000)				4,586,236												4,382,236								4,382,236
Issuance of shares under ELOC/Note Conversion arrangement (in Shares)				63,105
Balance at Dec. 31, 2024					[3]	$ (204,000)		(204,000)	[3]	$ 122,505		122,505	[3]	$ (985,994)		(985,994)	[3]	$ 18,875		18,875	[3]	$ (1,048,614)		(1,048,614)	[3]	$ (433,143)		(433,143)	[3]	$ (1,481,757)		(1,481,757)	[3]
Balance (in Shares) at Dec. 31, 2024		113,852		1,518	[3]
Net income (loss)																17,548,330								17,548,330				(102,317)				17,446,013
Foreign currency translation adjustment																				(268,586)				(268,586)				(101,337)				(369,923)
Issuance of shares under ELOC								204,000				3,263,685												3,467,685								3,467,685
Issuance of shares under ELOC (in Shares)				73,580
Issuance of shares under conversion												9,677,317												9,677,317								9,677,317
Issuance of shares under conversion (in Shares)				37,789
Issuance of share for acquiring business
Issuance of share for acquiring business (in Shares)				367
Issuance of share for warrant exercise
Issuance of share for warrant exercise (in Shares)				30,259
Balance at Sep. 30, 2025												$ 13,063,507				$ 16,562,336				$ (249,711)				$ 29,376,132				$ (636,797)				$ 28,739,335
Balance (in Shares) at Sep. 30, 2025				143,513

[1]	Re-presented as mentioned in Note 23
[2]	Re-presented as mentioned in Note 23
[3]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued, in May 2025 of 1 share for every 10 existing share issued, in August 2025 of 1 share for every 5 shares issued, in December 2025 of 1 share for every 5 shares issued and in January 2026 of 1 share for every 3 shares issued respectively.
[4]	Re-presented as mentioned in Note 23